Stock-Based Compensation - Fair Value Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Apr. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock (in usd per share)			$ 23.23	$ 65.37
Weighted average expected term (years)	5 years 6 months 21 days
Weighted average expected volatility	50.00%
Risk-free interest rate, minimum	0.20%
Risk-free interest rate, maximum	0.80%
Dividend yield	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock (in usd per share)	$ 2.51
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock (in usd per share)	$ 2.54
Service-based vesting stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected term (years)	6 years 2 months 19 days	6 years 4 months 28 days
Weighted average expected volatility	51.00%	40.00%
Risk-free interest rate, minimum	0.30%	1.98%
Risk-free interest rate, maximum	1.02%	2.70%
Dividend yield	0.00%	0.00%
Service-based vesting stock options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock (in usd per share)	$ 2.51	$ 45.32
Service-based vesting stock options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock (in usd per share)	$ 2.54	$ 51.90